Submission	Dec. 01, 2025
Submission [Line Items]
Central Index Key	0001012477
Registrant Name	AVADEL PHARMACEUTICALS PLC
Form Type	SC 14A
Submission Type	PRER14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A